Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 09, 2026	Feb. 10, 2026	Feb. 24, 2026	Dec. 31, 2025 USD ($)	Feb. 12, 2026 $ / shares
Three E C O Vessels I [Member]
Subsequent Event [Line Items]
Capacity in TEUs				8,586
Property, Plant and Equipment, Additions				$ 90,000
Two Out Of Three E C O Vessels [Member]
Subsequent Event [Line Items]
Vessel delivery date				various dates in December 2025
Third E C O Vessels [Member]
Subsequent Event [Line Items]
Vessel delivery date	January 9, 2026
Cypress [Member]
Subsequent Event [Line Items]
Capacity in TEUs	8,586			8,586
Vessel delivery date	January 9, 2026
Advances for vessel acquisition				$ 30,200
Subsequent Event [Member] | Third E C O Vessels [Member]
Subsequent Event [Line Items]
Vessel delivery date	January 9, 2026
Subsequent Event [Member] | Cypress [Member]
Subsequent Event [Line Items]
Vessel delivery date	January 9, 2026
Subsequent Event [Member] | Common Stock, Dividends, Per Share, Declared | O 2026 Q 1 Dividends [Member]
Subsequent Event [Line Items]
Dividends Payable, Amount Per Share | $ / shares					$ 0.625
Dividends Payable, Date to be Paid		Mar. 06, 2026
Dividends Payable, Date of Record			Feb. 24, 2026